Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
2022	$ 492,283,613
2023	153,052,257
2024	182,065,735
2025	101,083,584
2026	173,687,822
2027 and thereafter	1,147,522,883
Total	$ 2,249,695,894	$ 2,258,727,317